Leases - Leasing in the consolidated statements of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Cash outflow for leases	€ 1,013,913	€ 921,988	€ 951,066
Future cash outflows from leases that have not yet begun	133,367	118,929	123,679
Potential future cash outflows resulting from purchase options, not reflected in the measurement of the lease liabilities	16,548	30,309	41,215
Potential future cash outflows resulting from extension options, not reflected in the measurement of the lease liabilities	7,547,505	7,229,433	6,407,955
Potential future cash outflows resulting from termination options, not reflected in the measurement of the lease liabilities	€ 3,338	€ 3,095	€ 3,374